Summary of significant accounting policies - Land Use Rights, Income Taxes, Revenue Recognition, Cost of Revenue, Project Assets, Share Based Compensation (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shareholder component	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible assets, net
Useful life	8 years
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Project assets completed and connected to the grid
Power station cost	2,371,978	626,911
Less: Accumulated depreciation	(100,542)	(25,685)
Subtotal	2,271,436	601,226
Project assets in-process
Modules cost	30,982	177,602
Equipment, development and other cost	36,230	249,787
Subtotal	67,212	427,389
Project assets
Total Project assets	2,338,648	1,028,615
Impairment of project assets	8,073	32,574
Project assets completed and connected to the grid	2,371,978	626,911
Depreciation expenses of project assets	74,857	25,685
Interest capitalized	¥ 7,549	4,837	¥ 0
Solar power plant
Intangible assets, net
Useful life	20 years
Leased assets
Project assets
Carrying amount of asset sold	¥ 374,907	44,350
Cash consideration	481,252	¥ 41,808
Contract term (in years)		3 years
Number of years lease payment were made quarterly		P3Y
Industrial and Commercial Bank of China
Project assets
Net book value of project assets pledged as collateral		¥ 601,226
Bank loans secured by pledge of project assets		¥ 588,000
Industrial and Commercial Bank of China | First long term bank borrowings secured by assets
Project assets
Net book value of project assets pledged as collateral	574,014
Bank loans secured by pledge of project assets	546,000
Industrial and Commercial Bank of China | Second long term bank borrowings secured by assets
Project assets
Net book value of project assets pledged as collateral	194,919
Bank loans secured by pledge of project assets	250,500
77 Bank
Project assets
Net book value of project assets pledged as collateral	894
Bank loans secured by pledge of project assets	¥ 14,277
Minimum
Prepaid land use rights
Land use rights, lease term	40 years
Minimum | Leased assets
Project assets
Contract term (in years)	3 years
Number of years lease payment were made quarterly	P3Y
Maximum
Prepaid land use rights
Land use rights, lease term	50 years
Maximum | Leased assets
Project assets
Contract term (in years)	10 years
Number of years lease payment were made quarterly	P10Y
Technical know-how
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells | shareholder	1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells | component	1
Useful life	8 years
Customer relationship
Intangible assets, net
Useful life	5 years
Purchased software and others | Minimum
Intangible assets, net
Useful life	3 years
Purchased software and others | Maximum
Intangible assets, net
Useful life	10 years